Commitments and Contingencies (Details Narrative) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due from related parties		₩ 164,000	₩ 164,000
Shinwoo E&D Co., Ltd [Member]
Due from related parties		₩ 84,095